VIRTUS INTERNATIONAL SERIES
Virtus International Series
Fund Summary Investment Objective
The Series has an investment objective of high total return consistent with reasonable risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus International Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS INTERNATIONAL SERIES (USD $)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses VIRTUS INTERNATIONAL SERIES		Class A	Class I
Management Fees		0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Series Operating Expenses		1.17%	0.92%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS INTERNATIONAL SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	119	372	644	1,420
Class I	94	293	509	1,131

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world, including emerging markets. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in no fewer than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.

The Series will invest primarily in common stocks of established non-U.S. companies, as well as preferred stock and depositary receipts, believed to have potential for capital growth, income or both.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Preferred Stock Risk. The risk that preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the Series invests (the MSCI EAFE® Index (net)) and a broad-based U.S. market index (the S&P 500® Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2009: 26.08% Worst Quarter: 4Q/2008: -21.56% Year to date (3/31/13): 3.12%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS INTERNATIONAL SERIES	1 Year	5 Years	10 Years
Class A	16.52%	1.49%	11.53%
S&P 500® Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
MSCI EAFE® Index (net) (does not reflect fees or expenses)	17.32%	(3.69%)	8.21%

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

Updated performance information is available at virtus.com or by calling 800-367-5877.